Consolidated statements of comprehensive income - CAD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Consolidated statements of comprehensive income [Abstract]
Net earnings		$ 73,941,000	$ 166,235,000
Items that will not be reclassified to net earnings:
Remeasurements of defined benefit liability	[1]	(8,112,000)	6,226,000
Equity investments at FVOCI - net change in fair value	[2]	(4,044,000)	(9,728,000)
Equity instruments at FVOCI - net change in fair value - equity-accounted investee		(709,000)	0
Items that are or may be reclassified to net earnings:
Exchange differences on translation of foreign operations		(27,888,000)	(1,875,000)
Reclassification of foreign currency translation reserve to net earnings		0	(5,450,000)
Other comprehensive loss, net of taxes		(40,753,000)	(10,827,000)
Total comprehensive income (loss)		33,188,000	155,408,000
Other comprehensive income (loss) attributable to:
Equity holders		(40,740,000)	(10,854,000)
Non-controlling interest		(13,000)	27,000
Other comprehensive loss for the year		(40,753,000)	(10,827,000)
Total comprehensive income (loss) attributable to:
Equity holders		33,260,000	155,469,000
Non-controlling interest		(72,000)	(61,000)
Total comprehensive income (loss) for the year		33,188,000	155,408,000
Income tax on remeasurement of defined benefit liability		2,301,000	(2,200,000)
Income tax on equity investments at FVOCI - net change in fair value		$ 453,000	$ 1,349,000

[1]	Net of tax ( 2019 - $ 2,301 ; 2018 - $(2,200))
[2]	Net of tax ( 2019 - $ 453 ; 2018 - $ 1,349 )